Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 2,716	$ 12,965
Restricted cash (Note 4)	1,394
Accounts receivable (Note 5)	5,253	10,216
Inventories (Note 6)	5,139	6,328
Prepaid expenses	1,174	1,855
Total current assets	15,676	31,364
Non-current assets:
Property and equipment	1,640	1,282
Intangible assets (Note 4 & 8)	13,596	9,599
Goodwill (Note 4)	2,986
Other assets	156	39
Total non-current assets	18,378	10,920
Total assets	34,054	42,284
Current liabilities:
Accounts payable and accrued liabilities	6,979	9,384
Current portion of royalty obligation (Note 10)	362	872
Current portion of acquisition payable (Note 4 & 8)	637	649
Holdback payable (Note 4)	1,876
Current portion of contingent consideration (Note 4)	1,925
Current income taxes payable (Note 15)	164	517
Current portion of lease obligation (Note 11)	367	240
Total current liabilities	12,310	11,662
Non-current liabilities
Royalty obligation (Note 10)	335	1,176
Acquisition payable (Note 8)	1,132	1,655
Contingent consideration (Note 4)	51
Lease obligation (Note 11)	1,080	849
Total non-current liabilities	2,598	3,680
Total liabilities	14,908	15,342
Equity:
Share capital (Note 14 (b))	80,917	85,364
Warrants (Note 14 (d))		1,949
Contributed surplus	10,294	8,028
Accumulated other comprehensive income	(6,497)	(5,751)
Deficit	(65,568)	(62,648)
Total Equity	19,146	26,942
Total liabilities and equity	34,054	42,284
Commitments and contingencies (Note 17(a) & 17(d))